Fair Value Measurement	9 Months Ended
Sep. 30, 2021
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value measurement and financial instruments	Fair value measurement and financial instruments
Sonder follows the ASC 820 fair value hierarchy established under the standards of the U.S. GAAP to determine the fair value of its financial instruments as follows:
Level 1—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2—Inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the assets or liabilities, either directly or indirectly through market corroboration, for substantially the full term of the financial instruments.
Level 3—Unobservable inputs for which there is little or no market data that is significant to the fair value of the assets or liabilities. Consideration is given to the risk inherent in the valuation technique and the inputs to the model.
A financial instrument’s classification within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Liabilities Measured at Fair Value on a Recurring Basis
Sonder did not have any Level 1 or Level 2 fair value measurements as of September 30, 2021 and December 31, 2020. The following table summarizes Sonder’s Level 3 financial liabilities measured at fair value on a recurring basis (in thousands):

	Level 3
	September 30, 2021	December 31, 2020
Financial liabilities:
Other non-current liabilities:
Preferred stock warrant liabilities	$2,535	$1,140
Share-settled redemption feature	37,328	—
Total financial liabilities measured and recorded at fair value	$39,863	$1,140
The Share-settled redemption feature is included in Convertible notes in the condensed consolidated balance sheet.
The following table presents changes in Level 3 liabilities measured at fair value for the nine months ended September 30, 2021 and the year ended December 31, 2020 (in thousands):

	Level 3
	September 30, 2021	December 31, 2020
Beginning balance	$1,140	$822
Additions for new instruments issued	45,156	292
Increase in fair value of preferred stock warrants	1,395	26
Decrease in fair value of share-settled redemption feature	(7,828)	—
Total financial liabilities measured and recorded at fair value	$39,863	$1,140
There were no transfers of financial instruments between valuation levels during the three and nine months ended September 30, 2021 and the year ended December 31, 2020.
As of September 30, 2021 and December 31, 2020, Sonder did not have observable inputs for the valuation of its preferred stock warrant liabilities or share-settled redemption feature related to the Convertible Notes. The fair value of the preferred stock warrant liabilities is based in part on aggregate equity value indications, consistent with the analysis for Sonder’s common stock valuation using the option pricing method. The significant unobservable input used in the fair value measurement of the redeemable convertible preferred stock warrant liability is the fair value of the underlying preferred stock at the valuation measurement date. Generally, changes in the fair value of the underlying preferred stock would result in a directionally similar impact to the fair value measurement.
The determination of the fair value of the share-settled redemption feature is discussed in Note 5. Debt. The share-settled redemption feature was classified as Level 3 within the fair value hierarchy because the fair value was based on unobservable inputs in an inactive market.
Sonder estimates that the fair value of its restricted cash, accounts receivable, prepaid rent, prepaid expenses, other current assets, accounts payable, accrued liabilities, sales tax payable, deferred revenue, current portion of long-term debt, convertible notes and other current liabilities approximates carrying value due to the relatively short maturity of the instruments. The carrying value of Sonder’s long-term debt approximates fair value because it bears interest at market rate and all other terms are also reflective of current market terms.
These assumptions are inherently subjective and involve significant management judgment. Any change in fair value is recognized as a component of other income (expense), net, on the condensed consolidated statements of operations and comprehensive loss.
Fair value measurement and financial instruments
Sonder has established a fair value hierarchy used to determine the fair value of its financial instruments as follows:
Level 1—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2—Inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the assets or liabilities, either directly or indirectly through market corroboration, for substantially the full term of the financial instruments.
Level 3—Unobservable inputs for which there is little or no market data that is significant to the fair value of the assets or liabilities. Consideration is given to the risk inherent in the valuation technique and the inputs to the model.
A financial instrument’s classification within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
Sonder did not have any assets or liabilities classified under Level 1 or Level 2 fair value measurements as of December 31, 2020 and 2019. The following table summarizes Sonder’s Level 3 financial liabilities measured at fair value on a recurring basis (in thousands):

	Level 3
	December 31,
	2020	2019
Financial liabilities:
Other non-current liabilities:
Preferred stock warrant liabilities	$1,140	$822
Total financial liabilities measured and recorded at fair value	$1,140	$822
The following table presents additional information about Sonder’s financial liabilities that are measured at fair value for which it has utilized Level 3 inputs to determine fair value (in thousands):

	Level 3
	December 31,
	2020	2019
Beginning balance	$822	$—
Additions for new instruments issued	292	544
Increase in fair value of preferred stock warrants	26	278
Total financial liabilities measured and recorded at fair value	$1,140	$822
There were no transfers of financial instruments between valuation levels during the years ended December 31, 2020 and 2019.
As of December 31, 2020 and 2019, Sonder did not have observable inputs for the valuation of its preferred stock warrant liabilities. The fair value of the preferred stock warrant liabilities are based in part on aggregate equity value indications, consistent with the analysis for Sonder’s common stock valuation using the option pricing method. The significant unobservable input used in the fair value measurement of the redeemable convertible preferred stock warrant liability is the fair value of the underlying preferred stock at the valuation measurement date. Generally, increases (decreases) in the fair value of the underlying preferred stock would result in a directionally similar impact to the fair value measurement. These assumptions are inherently subjective and involve significant management judgment. Any change in fair value is recognized as a component of other income (expense), net, on the consolidated statements of operations and comprehensive loss.

Gores Metropoulos II, Inc.
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value measurement and financial instruments	Fair Value Measurement
The Company complies with ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. ASC 820 determines fair value to be the price that would be received to sell an asset or would be paid to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.
Warrants
The Company has determined that warrants issued in connection with its initial public offering in January 2021 are subject to treatment as a liability. The Company utilized a Monte Carlo simulation methodology to value the warrants for periods prior to public warrant trading and observable transactions for subsequent periods, with changes in fair value recognized in the statements of operations. The estimated fair value of the warrant liability is determined using Level 1 and Level 2 inputs. The key assumptions in the option pricing model utilized are assumptions related to expected share-price volatility, expected term, risk-free interest rate and dividend yield. The expected volatility as of the IPO Closing Date and March 31, 2021, was derived from observable public warrant pricing on comparable ‘blank-check’ companies that recently went public in 2020 and 2021. At September 30, 2021, there were observable transactions in the Company’s public warrants. The risk-free interest rate is based on the interpolated U.S. Constant Maturity Treasury yield. The expected term of the warrants is assumed to be six months until the close of a Business Combination, and the contractual five years term subsequently. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero. At September 30, 2021, the Public Warrants had adequate trading volume to provide a reliable indication of value. The Public Warrants were valued at $1.70 at September 30, 2021. The fair value of the Private Placement Warrants was deemed to be equal to the fair value of the Public Warrants because the Private Placement Warrants have similar terms and are subject to substantially the same redemption features as the Public Warrants.
The key inputs into the option model for the Private Placement Warrants and Public Warrants were as follows for the relevant periods:

	As of
	January 20, 2021	September 30, 2021*
Implied volatility/Volatility	20%	—
Risk-free interest rate	0.53%	—
Warrant exercise price	$11.50	$11.50
Expected term	5.5	5.1
______________
*Volatility and risk-free rate were not utilized in computation.
Subsequent Measurement
The Warrants are measured at fair value on a recurring basis. The subsequent measurement of the Public and Private Warrants as of September 30, 2021, is classified as Level 1 and Level 2, respectively, due to the use of both observable inputs in an active market as well as quoted prices in active markets for similar assets and liabilities.
As of September 30, 2021, the aggregate values of the Private Placement Warrants and Public Warrants were $9.4 million and $15.3 million, respectively, based on the closing price of GMIIW on that date of $1.70.
As of January 20, 2021, the aggregate values of the Private Placement Warrants and Public Warrants were $10.0 million and $16.3 million, respectively, based on the closing price of GMIIU on that date of $11.16.
The following table presents the changes in the fair value of warrant liabilities:

	Private placement warrants	Public warrants	Total warrant liabilities
Fair value at January 20, 2021	$9,955,000	$16,290,000	$26,245,000
Change in fair value	(605,000)	(990,000)	(1,595,000)
Fair value at September 30, 2021	$9,350,000	$15,300,000	$24,650,000
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2021 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

Description	September 30, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Cash, Cash Equivalents and Other Investments Held in Trust Account	$450,029,593	$450,029,593	$—	$—
Derivative warrant liabilities:
Public warrants	(15,300,000)	(15,300,000)	—	—
Private placement warrants	(9,350,000)	—	(9,350,000)	—